Cash and cash equivalents (Details) $ in Thousands, $ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2015 MXN ($)	Dec. 31, 2014 MXN ($)
Cash and cash equivalents
Cash		$ 602,074		$ 1,052,860	$ 86,388
Total cash and cash equivalents	$ 118,214	2,333,007	$ 152,305	3,005,792	2,605,196	$ 2,808,149
Bank notes
Cash and cash equivalents
Cash equivalents		1,269,090		932,638	1,574,653
Commercial paper
Cash and cash equivalents
Cash equivalents		139,870		124,361	349,297
Money market investment funds
Cash and cash equivalents
Cash equivalents		$ 321,973		$ 895,933	$ 594,858